VESSELS UNDER CAPITAL LEASE, NET	12 Months Ended
Dec. 31, 2013
Leases, Capital [Abstract]
VESSELS UNDER CAPITAL LEASE, NET

18.	VESSELS UNDER CAPITAL LEASE, NET

Movements in the three years ended December 31, 2013 may be summarized as follows:

(in thousands of $)	Cost	Accumulated Depreciation	Net Carrying Value
Balance at December 31, 2010	2,314,915	(887,389)	1,427,526
Disposals	(153,136)	87,678
Transfers to vessels and equipment	(88,000)	34,267
Lease modification	—	(156,310)
Depreciation	—	(129,853)
Balance at December 31, 2011	2,073,779	(1,051,607)	1,022,172
Disposals	(110,625)	100,806
Impairment loss	(32,042)	—
Lease modification	9,115	—
Depreciation	—	(96,337)
Balance at December 31, 2012	1,940,227	(1,047,138)	893,089
Disposals	(159,016)	155,848
Impairment loss	(153,508)	49,784
Depreciation	—	(81,389)
Balance at December 31, 2013	1,627,703	(922,895)	704,808

The outstanding obligations under capital leases are payable as follows:

(in thousands of $)
Year ending December 31,
2014	95,663
2015	94,373
2016	158,300
2017	121,442
2018	115,283
Thereafter	474,621
Minimum lease payments	1,059,682
Less: imputed interest	(270,334)
Present value of obligations under capital leases	789,348

As of December 31, 2013, the Company held 24 vessels under capital leases (2012: 28 vessels), of which 20 (2012: 24 vessels) are leased from Ship Finance. These leases are for initial terms that range from 12 to 22 years. The remaining periods on these leases at December 31, 2013 range from 2 to 13 years.

Four of these vessels (2012: four) are leased by the Company from special purpose lessor entities which, were established and are owned by independent third parties who provide financing through debt and equity participation. Each entity owns one vessel, which is leased to the Company, and has no other activities. Prior to the adoption of ASC 810, these special purpose entities were not consolidated by the Company. The Company has determined that these entities are variable interest entities. The determination of the primary beneficiary of a variable interest entity requires knowledge of the participations in the equity of that entity by individual and related equity holders. Our lease agreements with the leasing entities do not give us any right to obtain this information and the Company has been unable to obtain this information by other means. Accordingly the Company is unable to determine the primary beneficiary of these leasing entities. As of December 31, 2013, the original cost to the lessor of the assets under such arrangements was $258.0 million (2012: $258.0 million). As of December 31, 2013 and 2012, the Company's residual value guarantees associated with these leases, which represent the maximum exposure to loss, are $36.0 million.

Put options on vessels leased under leases classified as capital leases are recorded as part of the lease's minimum lease payments. Lease liabilities are amortized so that the remaining balance at the date the put option becomes exercisable is equal to the put option amount. An additional liability is recognized based on the amount, if any, by which the put option price exceeds the fair market value of the related vessel. As of December 31, 2013 no such additional liability had arisen. On December 30, 2011, the Company agreed to a rate reduction on all these vessels whereby the Company will pay a reduced rate and an additional amount (contingent rental expense) dependent on the actual market rate. The contingent rental (income) expense recorded on these vessels arises when the actual rate paid by the Company fluctuates from the minimum lease rentals. Annual renewals which were at the owners option were replaced with a fixed term of January 1, 2012 to December 31, 2015 and the purchase options that the Company had previously held were removed. A profit share payment will be due at the end of the lease based on 25% of the excess of the aggregate of market index rates over the aggregate of the original rates. As a result of the reassessment of leases whereby all four leases remained as capital leases, capital lease obligations have reduced by $29.8 million, with a corresponding reduction in vessels under capital lease in 2011. In 2013 and 2012 a total profit share of nil was recorded. The following table discloses information about the Company's activity with these non-consolidated lessor entities in the three year period ended December 31, 2013:

(in thousands of $)	2013	2012	2011
Exercise of purchase option	—	—	56,090
Repayments of principal obligations under capital leases	12,260	11,665	56,113
Contingent rental (income) expense	(7,761)	2,436	—
Interest expense for capital leases	5,389	6,301	11,248
Deferred lease obligation	—	3,795	—

The lessor has options to put these vessels to the Company at the end of the lease term. Gains arising from the sale and leaseback transactions have been deferred and are being amortized over the lease terms.

In March 2011, the Company exercised its option to purchase the VLCC Front Eagle and simultaneously sold the vessel for $67.0 million, with delivery in the second quarter of 2011, and leased back under a two year operating lease. The transaction was accounted for as a sale and leaseback transaction. Deferred gains of $2.3 million, $7.2 million and $4.3 million were recognized in 2013, 2012 and 2011, respectively. In addition, a gain on sale of $3.2 million was recorded in 2011. There was no unamortized deferred gain at December 31, 2013.

In July 2011, the lease agreement between Holyrood Shipping Plc, a subsidiary of ITCL, and Dresdner Kleinwort Leasing was terminated and the outstanding lease obligation of $75.7 million was settled in full using restricted cash. The vessel was sold to another subsidiary of ITCL and was, therefore, transferred from leased to owned vessels at net book value.

At December 31, 2013, the Company has five double hull Suezmax tankers and 15 double hull VLCCs on long-term fixed rate leases with Ship Finance which expire from 2018-2027 dependent upon the age of the vessels. The leases contain no optional termination periods, purchase options or put options. In 2013, the Company recorded an impairment loss of $103.7 million in respect of three VLCCs. The leases on two vessels, Front Champion and Golden Victory, were terminated in November 2013. The lease on one Suezmax tanker, Front Pride, was terminated in March 2013, an impairment charge of $4.7 million was recognized in 2012 in respect of this vessel.

In 2012, the Company recorded an impairment loss of $32.0 million, of which $27.3 million was recorded as part of discontinued operations. This loss was in respect of four OBO vessels and one double hull Suezmax, three of these OBO vessels had been disposed of by December 31, 2012. In December 2012, Ship Finance and the Company agreed to terminate the lease of the OBO vessel Front Guider at the end of its current voyage. This was treated as a lease modification in 2012. The lease was reassessed and remained a capital lease, capital lease obligations increased by $9.1 million, with a corresponding increase in vessels under capital lease. A lease termination payment of $10.8 million was paid on December 27, 2012. An impairment loss of $14.2 million was recorded in respect of Front Guider and this amount is included in the total impairment loss recorded in 2012 of $32.0 million.

In conjunction to the leases with Ship Finance, the Company has also entered into charter ancillary agreements whereby the Company agrees to pay Ship Finance a profit sharing payment equal to 20% of the charter revenues earned by the Company in excess of the daily base charterhire paid to Ship Finance. In December 2011, the Company and Ship Finance agreed to a rate reduction of $6,500 per day for all vessels leased from Ship Finance under long-term leases for a four year period that commenced on January 1, 2012. The Company paid Ship Finance up front compensation of $106.0 million on December 30, 2011, of which $50.0 million was a non-refundable prepayment of profit share and $56.0 million was a release of restricted cash serving as security for charter payments. The Company will compensate Ship Finance with 100% of any difference between the renegotiated rates and the average vessel earnings up to the original contract rates (contingent rental expense). At December 31, 2013, the contingent rental expense due to Ship Finance is nil (2012: $52.2 million). In addition, the profit share above the original threshold rates was increased from 20% to 25%. As a result of this, obligations under capital leases and vessels under capital leases have been reduced by $126.5 million at December 31, 2011. Obligations under capital leases have also been reduced by the $106.0 million compensation payment to Ship Finance. In the year ended December 31, 2013, total profit share due to Ship Finance was nil and so the $50.0 million non-refundable prepayment of profit share in December 2011 remains unchanged at December 31, 2013. Profit share will only be recognized in the financial statements when the accrued profit share is more than the non-refundable prepayment of profit share.